INCOME TAXES - Disclosure of detailed information about income tax expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current tax expense	$ 506	$ 0
Deferred tax expense (recovery)	2,113	(415)
Tax expense (income)	$ 2,619	$ (415)